Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 14, 2014
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000852254
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2014
Prospectus Date	rr_ProspectusDate	Aug. 22, 2014